Impairment Charges	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Charges
Impairment Charges

Pre-tax impact of impairment charges is summarized in the following table.

Other long-lived asset impairments are reported in "Other (income) expense, net." Charges associated with discontinued operations are reported on the Statements of Operations in “Earnings (loss) from discontinued operations, net of tax.”

	Year Ended
		2016			2015			2014
	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments
Continuing operations:
Residential Products	$—	$.4	$.4	$—	$.7	$.7	$—	$1.2	$1.2
Industrial Products - Steel Tubing	—	—	—	4.1	1.4	5.5	—	—	—
Specialized Products:
CVP unit	3.7	—	3.7	—	.1	.1	—	—	—
Other	—	—	—	—	—	—	—	.1	.1
Total continuing operations	3.7	.4	4.1	4.1	2.2	6.3	—	1.3	1.3
Discontinued operations:
Furniture Products - Store Fixtures	—	—	—	—	—	—	108.0	—	108.0
Other	—	—	—	—	.2	.2	—	—	—
Total discontinued operations	—	—	—	—	.2	.2	108.0	—	108.0
Total impairment charges	$3.7	$.4	$4.1	$4.1	$2.4	$6.5	$108.0	$1.3	$109.3

Other Long-Lived Assets

As discussed in Note A, we test other long-lived assets for recoverability at year end and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Fair value and the resulting impairment charges noted above were based primarily upon offers from potential buyers or third party estimates of fair value less selling costs.

Goodwill

As discussed in Note A, goodwill is required to be tested for impairment at the reporting unit level at least once a year and as triggering events may occur. We perform our annual goodwill impairment review in the second quarter of each year.

2016 Goodwill Impairment Review

Because all reporting unit fair values exceeded their respective carrying values by more than 55% (as a percent of fair value) during the 2015 review, we performed a qualitative assessment (Step Zero Analysis) for our annual goodwill impairment review in the second quarter of 2016. Among other things, we considered i) the excess in fair value of the reporting unit over its carrying amount from the most recent quantitative analysis, ii) macroeconomic conditions, iii) industry and market trends, and iv) overall financial performance.

Based on the Step Zero Analysis we concluded that it is more likely than not that the fair value of the reporting units exceeded their carrying amount, except for our CVP reporting unit.

With regard to our CVP reporting unit, in the second quarter of 2016 we sold one of our two remaining businesses. Additionally, real estate associated with the remaining CVP business reached held for sale status during the second quarter of 2016. As a result of these two events, the fair value of the CVP reporting unit (consisting of one remaining business) had fallen below its carrying amount, and we fully impaired the remaining $3.7 of goodwill for this reporting unit.

2015 Goodwill Impairment Review

The 2015 goodwill impairment review indicated no goodwill impairments.

The Steel Tubing unit met the held for sale criteria during the first quarter of 2015. Because fair value less costs to sell had fallen below recorded book value, we fully impaired this unit's goodwill and incurred a $4.1 goodwill impairment charge in the first quarter of 2015.

The fair values of reporting units in relation to their respective carrying values and significant assumptions used in the second quarter 2015 review are presented in the table below.

Excess of Fair Value over Carrying Value as a Percentage of Fair Value	December 31, 2015 Goodwill Value	10-year Compound Annual Growth Rate Range for Sales	Terminal Values Long- term Growth Rate for Debt-Free Cash Flow	Discount Rate Ranges
< 25%	$—	—%	—%	—%
25-49%	—	—%	—%	—%
50% - 74%	588.7	.6% - 7.0%	3.0%	8.0% - 12.5%
75%+	217.4	3.1% - 10.9%	3.0%	8.0% - 9.0%
	$806.1	.6% - 10.9%	3.0%	8.0% - 12.5%

2014 Goodwill Impairment Review

After completing our annual goodwill impairment review in June 2014, we concluded that a goodwill impairment charge was required for one reporting unit, Store Fixtures which was recorded as discontinued operations, and was previously part of the Furniture Products segment. This resulted in a $108.0 goodwill impairment and reflected the complete impairment of all goodwill associated with the Store Fixtures reporting unit. As discussed in Note B, the majority of the Store Fixtures business was divested in November 2014, and the remainder in the fourth quarter 2015.